Notional and Fair Value Amounts of Derivative Instruments Outstanding (Detail) (JPY ¥) In Billions	Mar. 31, 2011		Mar. 31, 2010
Derivatives, Fair Value [Line Items]
Notional amount	¥ 946,922	[1]	¥ 976,177	[1]
Foreign exchange contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	1	[2]	6	[2]
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	1	[2]	6	[2]
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	13,126	[2]	16,041	[2]
Fair value of derivative payables	12,281	[2]	15,282	[2]
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	9,964	[2]	12,187	[2]
Fair value of derivative payables	9,541	[2]	11,738	[2]
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	2,845	[2]	3,457	[2]
Fair value of derivative payables	2,464	[2]	3,168	[2]
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	154	[2]	158	[2]
Fair value of derivative payables	150	[2]	171	[2]
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	59	[2]	116	[2]
Fair value of derivative payables	39	[2]	104	[2]
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	104	[2]	123	[2]
Fair value of derivative payables	87	[2]	101	[2]
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	854,186	[1]	882,799	[1]
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	79,757	[1]	79,510	[1]
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	3,242	[1]	2,653	[1]
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	8,934	[1]	10,204	[1]
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 803	[1]	¥ 1,011	[1]

[1]	Notional amount represents the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.